ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

June 23, 2014	R. Brent Bates
(212) 596-9143 brent.bates@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549-1090

Re:	Stone Harbor Investment Funds (Registration Nos. 333-141345 and 811-22037)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Stone Harbor Investment Funds (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 18 to the Trust’s Registration Statement under the Securities Act and Amendment No. 20 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 18/20”), including (i) the Prospectus for Stone Harbor Emerging Markets Debt Allocation Fund and Stone Harbor Emerging Markets Debt Blend Fund, two new series of the Trust (each, a “New Fund,” and together, the “New Funds”); (ii) the Statement of Additional Information for the New Funds; (iii) other information and the signature page; and (iv) exhibits relating to the New Funds.

The Amendment is being filed for the purpose of adding the New Funds as new series of the Trust.

The New Funds constitute two of eight series of the Trust. The other series of the Trust are offered through a separate prospectus and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 18/20 become effective 75 days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 596-9143.

Regards,

/s/ R. Brent Bates

R. Brent Bates

cc:	Adam J. Shapiro, Esq.
Allyson Burg, Esq.
Michael G. Doherty, Esq.